Financial instruments - Liabilities Mature (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Derivative [Line Items]
Long-term debt obligations	$ 7,537,314
Interest on long-term debt	5,080,855
Purchase obligations	741,888
Environmental obligation	48,346
Advances in aid of construction	88,546	$ 82,584
Contract adjustment payments	113,876	$ 187,580
Other obligations	320,643
Total obligations	14,101,789
Cross-currency swap
Derivative [Line Items]
Total derivative instruments	39,806
Energy derivative and commodity contracts
Derivative [Line Items]
Total derivative instruments	130,515
Due less than 1 year
Derivative [Line Items]
Long-term debt obligations	1,128,660
Interest on long-term debt	310,863
Purchase obligations	741,888
Environmental obligation	9,326
Advances in aid of construction	1,554
Contract adjustment payments	76,208
Other obligations	37,209
Total obligations	2,338,199
Due less than 1 year | Cross-currency swap
Derivative [Line Items]
Total derivative instruments	3,205
Due less than 1 year | Energy derivative and commodity contracts
Derivative [Line Items]
Total derivative instruments	29,286
Due 2 to 3 years
Derivative [Line Items]
Long-term debt obligations	404,633
Interest on long-term debt	447,227
Purchase obligations	0
Environmental obligation	18,084
Advances in aid of construction	0
Contract adjustment payments	37,668
Other obligations	6,392
Total obligations	969,410
Due 2 to 3 years | Cross-currency swap
Derivative [Line Items]
Total derivative instruments	5,541
Due 2 to 3 years | Energy derivative and commodity contracts
Derivative [Line Items]
Total derivative instruments	49,865
Due 4 to 5 years
Derivative [Line Items]
Long-term debt obligations	1,984,855
Interest on long-term debt	386,560
Purchase obligations	0
Environmental obligation	1,915
Advances in aid of construction	0
Contract adjustment payments	0
Other obligations	5,080
Total obligations	2,414,585
Due 4 to 5 years | Cross-currency swap
Derivative [Line Items]
Total derivative instruments	6,279
Due 4 to 5 years | Energy derivative and commodity contracts
Derivative [Line Items]
Total derivative instruments	29,896
Due after 5 years
Derivative [Line Items]
Long-term debt obligations	4,019,166
Interest on long-term debt	3,936,205
Purchase obligations	0
Environmental obligation	19,021
Advances in aid of construction	86,992
Contract adjustment payments	0
Other obligations	271,962
Total obligations	8,379,595
Due after 5 years | Cross-currency swap
Derivative [Line Items]
Total derivative instruments	24,781
Due after 5 years | Energy derivative and commodity contracts
Derivative [Line Items]
Total derivative instruments	$ 21,468